Securities (Schedule Of Taxable And Non-taxable Components Of Interest Income) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Securities [Abstract]
Taxable	$ 17,180	$ 13,547	$ 3,526
Non-taxable	1,897	2,135	2,007
Interest income on investment securities	$ 19,077	$ 15,682	$ 5,533